Share capital, Stock Options Activity (FY) (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	627,786
Granted (in shares)	0	0
Outstanding (in shares)	586,494		627,786
Exercisable (in shares)	419,338				334,964
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 5.56
Outstanding (in dollars per share)	5.56		$ 5.56
Exercisable (in dollars per share)	$ 5.53				$ 5.56
Weighted average remaining contractual life	5 years 7 months 2 days	7 years 1 month 2 days
Exercise Price Range One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	26,763
Expiry date	Jan. 17, 2028
Exercisable (in shares)	26,763
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 5.24
Exercise Price Range Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	91,760
Expiry date	Feb. 06, 2028
Exercisable (in shares)	68,820
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 5.24
Exercise Price Range Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	84,113
Expiry date	May 15, 2028
Exercisable (in shares)	53,909
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 7.26
Exercise Price Range Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	7,646
Expiry date	Jun. 26, 2028
Exercisable (in shares)	5,734
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 7.72
Exercise Price Range Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	229,398
Expiry date	Jan. 17, 2032
Exercisable (in shares)	160,578
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 5.24
Exercise Price Range Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	45,880
Expiry date	Mar. 01, 2032
Exercisable (in shares)	32,116
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 5.24
Exercise Price Range Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	9,176
Expiry date	Mar. 14, 2032
Exercisable (in shares)	6,424
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 5.24
Exercise Price Range Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	76,466
Expiry date	Oct. 12, 2032
Exercisable (in shares)	53,526
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 5.24
Exercise Price Range Nine [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	15,292
Expiry date	Feb. 06, 2033
Exercisable (in shares)	11,468
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 5.24
DevvStream Holdings, Inc. [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	4,105,000	4,105,000	4,105,000	1,980,000
Granted (in shares)			0	2,125,000
Outstanding (in shares)			4,105,000	4,105,000
Exercisable (in shares)			2,190,250	693,750
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 0.85	$ 0.85	$ 0.85	$ 0.8
Granted (in dollars per share)				0.89
Outstanding (in dollars per share)			0.85	0.85
Exercisable (in dollars per share)			$ 0.85	$ 0.81
Weighted average remaining contractual life			7 years 1 month 2 days	8 years 1 month 2 days
DevvStream Holdings, Inc. [Member] | Exercise Price Range One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	175,000
Outstanding (in shares)			175,000
Expiry date			Jan. 17, 2028
Exercisable (in shares)			131,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 0.8
Outstanding (in dollars per share)			$ 0.8
DevvStream Holdings, Inc. [Member] | Exercise Price Range Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	550,000
Outstanding (in shares)			550,000
Expiry date			May 15, 2028
Exercisable (in shares)			245,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 1.11
Outstanding (in dollars per share)			$ 1.11
DevvStream Holdings, Inc. [Member] | Exercise Price Range Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	50,000
Outstanding (in shares)			50,000
Expiry date			Jun. 26, 2028
Exercisable (in shares)			25,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 1.18
Outstanding (in dollars per share)			$ 1.18
DevvStream Holdings, Inc. [Member] | Exercise Price Range Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	1,500,000
Outstanding (in shares)			1,500,000
Expiry date			Jan. 17, 2032
Exercisable (in shares)			825,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 0.8
Outstanding (in dollars per share)			$ 0.8
DevvStream Holdings, Inc. [Member] | Exercise Price Range Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	360,000
Outstanding (in shares)			360,000
Expiry date			Mar. 01, 2032
Exercisable (in shares)			198,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 0.8
Outstanding (in dollars per share)			$ 0.8
DevvStream Holdings, Inc. [Member] | Exercise Price Range Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	60,000
Outstanding (in shares)			60,000
Expiry date			Mar. 14, 2032
Exercisable (in shares)			33,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 0.8
Outstanding (in dollars per share)			$ 0.8
DevvStream Holdings, Inc. [Member] | Exercise Price Range Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	60,000
Outstanding (in shares)			60,000
Expiry date			Apr. 13, 2032
Exercisable (in shares)			33,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 0.8
Outstanding (in dollars per share)			$ 0.8
DevvStream Holdings, Inc. [Member] | Exercise Price Range Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	500,000
Outstanding (in shares)			500,000
Expiry date			Oct. 12, 2032
Exercisable (in shares)			275,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 0.8
Outstanding (in dollars per share)			$ 0.8
DevvStream Holdings, Inc. [Member] | Exercise Price Range Nine [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	850,000
Outstanding (in shares)			850,000
Expiry date			Feb. 06, 2033
Exercisable (in shares)			425,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share)	$ 0.8
Outstanding (in dollars per share)			$ 0.8